Income tax and social contribution	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income tax and social contribution

17.Income tax and social contribution

Accounting policy

The income taxes rate is 34%. Current tax and deferred tax are recognized in profit or loss except for some transactions that are recognized directly in equity or in other comprehensive income.

a)      Current tax

Current tax is the expected tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

b)      Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes and tax loss.

The measurement of deferred tax reflects the way the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority and the same taxable entity.

c)      Tax exposure

In determining the amount of current and deferred tax, the Company considers the impact of uncertain tax positions and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Company to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.

d)      Recoverability of deferred income tax and social contribution

In assessing the recoverability of deferred taxes, management considers the projections of future taxable income. When it is not probable that part or all the taxes will be realized, the tax asset is reversed. There is no expiration date for the use of tax loss carryforwards and negative bases, but the use of these accumulated losses of previous years is limited to 30% of annual taxable income.

a)      Reconciliation of income tax and social contribution expenses

	December 31, 2020	December 31, 2019	December 31, 2018
Profit before taxes	1,990,961	3,661,948	2,871,897
Income tax and social contribution nominal rate (34%)	(676,927)	(1,245,062)	(976,445)
Adjustments to determine the effective rate
Interest in earnings of investees (non-taxable income)	207,940	385,097	337,058
Differences in tax rates on earnings (losses) of overseas companies	19,793	(78,026)	(12,423)
Granted income tax incentive	109,081	178,609	48,541
Share-based payment transactions	9,941	19,986	(1,363)
Interest on shareholders’ equity	(24,773)	(26,766)	(19,777)
Non-deductible expenses (donations, gifts, etc.)	(4,183)	(16,925)	(14,405)
Tax losses not recorded	(170,017)	(69,335)	(134,401)
Goodwill amortization effect	1,271	1,271	1,853
Other	25,207	71,555	10,875
Income tax and social contribution expense - current and deferred	(502,667)	(779,596)	(760,487)
Effective rate	25.25%	21.29%	26.48%

b)     Deferred income tax assets and liabilities

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and liabilities are presented below:

	December 31, 2020	December 31, 2019
Assets credits of:
Income tax losses	2,574,260	2,136,077
Social contribution losses	929,432	779,252
Temporary differences
Regulatory assets	—	53,875
Share-based payment transactions	19,129	9,879
Allowance for expected credit losses	31,416	26,969
Profit sharing	41,080	63,987
Tax credit losses	83,833	79,928
Interest on preferred shareholders payable in subsidiaries	167,412	89,931
Post-employment benefits	200,461	214,496
Loss allowances for impairment	226,092	203,057
Provision for legal proceedings	288,967	305,473
Miscellaneous expense allowance	366,224	348,212
Review of useful life of property, plant and equipment	399,537	408,581
Foreign exchange - Loans and borrowings(i)	1,962,892	921,811
Other	242,018	112,240
Total	7,532,753	5,753,768
(-) Deferred taxes assets net not recognized	(2,318,998)	(2,198,164)
Liabilities credits of:
Temporary differences
Fair value option to loans	526,001	174,596
Fair value amortization of the property, plant and equipment	(2,640)	27,666
Leases	(25,460)	(36,347)
Tax deductible goodwill(ii)	(839,939)	(390,249)
Income on formation of joint ventures	(1,135,036)	(1,135,036)
Unrealized gains on derivatives instruments	(2,206,216)	(923,672)
Fair value amortization of the intangible asset	(3,603,568)	(3,663,085)
Other	282,212	114,525
	(7,004,646)	(5,831,602)
Total deferred taxes recorded, net	(1,790,891)	(2,275,998)
Deferred tax assets	1,900,241	1,607,566
Deferred tax liabilities	(3,691,132)	(3,883,564)

(i)	The Company opted for the cash regime for the taxation of the exchange variation on loans and financing for the years ended December 31, 2020.
(ii)	On January 14, 2020, Cosan S.A. contributed to the capital of the Compass Gás e Energia the investment it held in the Comgás. As a result, the costs recorded in shareholders' equity, derived from the goodwill paid on the acquisitions of Comgás shares in voluntary tender offer occurred during the year 2019, totaling R$1,321,000 capital loss. Associated with this amount, a deferred income tax loss of R$449,000 was recorded. On the other hand, deferred income tax liabilities were recorded, canceling the effect of the result in the accounting, to be reversed when the future write-off of said goodwill.

c)      Changes in deferred income tax

	Tax loss and negative basis	Employee benefits	Provisions	Post-employment benefits	Property, plant and equipment	Unregistered credits	Other	Total

Assets
At January 1, 2019	2,991,933	56,847	950,991	175,177	277,924	(2,104,743)	1,072,369	3,240,498
(Charged) / credited to the profit for the year	(76,604)	16,938	12,646	3,809	130,657	(118,087)	(5,667)	(36,308)
Other comprehensive income (loss)	—	81	—	35,510	—	—	(22,335)	13,256
Exchange differences	—	—	—	—	—	(2,827)	133,490	130,663
Discontinued operation	—	—	—	—	—	27,493	—	27,493
At December 31, 2019	2,915,329	73,866	963,637	214,496	408,581	(2,198,164)	1,177,857	3,555,602
Credited / (charged) to the profit for the year	587,315	(13,657)	(1,612)	14,958	(9,044)	(120,834)	113,454	570,580
Other comprehensive income (loss)	1,048	—	34,505	(28,993)	—	—	39,930	46,490
Exchange differences	—	—	—	—	—	—	1,041,083	1,041,083
At December 31, 2020	3,503,692	60,209	996,530	200,461	399,537	(2,318,998)	2,372,324	5,213,755

	Effects on the formation of joint ventures	Intangible assets	Unrealized gains on derivatives	Leases	Fair value adjustment	Other	Total

Liabilities
At January 1, 2019	(1,135,036)	(3,725,546)	(664,841)	(186,345)	57,298	(276,644)	(5,931,114)
Credited / (charged) to the profit for the year	—	62,461	(258,831)	149,999	117,299	28,584	99,512
At December 31, 2019	(1,135,036)	(3,663,085)	(923,672)	(36,346)	174,597	(248,060)	(5,831,602)
Credited / (charged) to the profit for the year	—	59,517	(1,282,808)	10,667	351,405	(311,745)	(1,172,964)
Other comprehensive income (loss)	—	—	264	220	—	(34)	450
Business combination	—	—	—	—	—	(530)	(530)
At December 31, 2020	(1,135,036)	(3,603,568)	(2,206,216)	(25,459)	526,002	(560,369)	(7,004,646)
Total deferred taxes recorded							(1,790,891)

The Company evaluated the recoverability of deferred taxes assets based on the generation of future taxable profits. The Company expects to realize the full-deferred tax on temporary differences.